Shareholders' Equity - AOCI Activity (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Earnings (Loss)
Stockholders' Equity Attributable to Parent, Beginning Balance			$ 3,435
Stockholders' Equity Attributable to Parent, Ending Balance	$ 3,435		3,941	$ 3,435
Acquired Plans
Accumulated Other Comprehensive Earnings (Loss)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(195)
Divested Plans
Accumulated Other Comprehensive Earnings (Loss)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax		$ (38)
Annuity Buyout And Lump Sum Settlements Plan
Accumulated Other Comprehensive Earnings (Loss)
Amounts reclassified from accumulated other comprehensive earnings (loss)			28
Foreign Currency Translation
Accumulated Other Comprehensive Earnings (Loss)
Stockholders' Equity Attributable to Parent, Beginning Balance			(329)	(183)
Other comprehensive earnings (loss) before reclassifications			22	(146)
Stockholders' Equity Attributable to Parent, Ending Balance	(329)		(307)	(329)
Pension and Other Postretirement Benefits (Net of Tax)
Accumulated Other Comprehensive Earnings (Loss)
Stockholders' Equity Attributable to Parent, Beginning Balance			(590)	(445)
Other comprehensive earnings (loss) before reclassifications			179	(227)
Amounts reclassified from accumulated other comprehensive earnings (loss)			49	82
Stockholders' Equity Attributable to Parent, Ending Balance	(590)		(362)	(590)
Pension and Other Postretirement Benefits (Net of Tax) | Divestment Business
Accumulated Other Comprehensive Earnings (Loss)
Amounts reclassified from accumulated other comprehensive earnings (loss)				60
Effective Derivatives (Net of Tax)
Accumulated Other Comprehensive Earnings (Loss)
Stockholders' Equity Attributable to Parent, Beginning Balance			(22)	(12)
Other comprehensive earnings (loss) before reclassifications			(30)	46
Amounts reclassified from accumulated other comprehensive earnings (loss)			65	(56)
Stockholders' Equity Attributable to Parent, Ending Balance	(22)		13	(22)
Accumulated Other Comprehensive Earnings (Loss)
Accumulated Other Comprehensive Earnings (Loss)
Stockholders' Equity Attributable to Parent, Beginning Balance			(941)	(640)
Other comprehensive earnings (loss) before reclassifications			171	(327)
Amounts reclassified from accumulated other comprehensive earnings (loss)			114	26
Stockholders' Equity Attributable to Parent, Ending Balance	$ (941)		$ (656)	$ (941)